OWNERS' EQUITY	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
OWNERS' EQUITY
10.	OWNERS’ EQUITY

Capital Stock

Effective as of the C-Corporation Conversion, the Company was authorized to issue two classes of capital stock: common stock, $0.01 par value per share (“Common Stock”) and preferred stock, $0.01 par value per share (“Preferred Stock”).

At March 31, 2020, 94,477,102 shares of Common Stock were issued and outstanding and no shares of Preferred Stock were issued or outstanding. At March 31, 2020, there were 105,522,898 shares of Common Stock available for issuance, including 1,133,542 shares available for issuance as stock-based incentive compensation under the Company’s long-term incentive plan (the “Plan”), and 10,000,000 shares of Preferred Stock available for issuance.

For further details on events affecting the Company’s capital stock subsequent to March 31, 2020, see Note 18 Subsequent Events.

Stock-based Compensation

The Plan permits the granting of awards covering a total of 8,500,000 common units of the Company. A “unit” under the Plan is defined as a common unit of the Company and such other securities as may be substituted or resubstituted for common units of the Company, including but not limited to shares of the Company’s common stock. The Plan is intended to promote the interests of the Company by providing to employees, consultants and directors of the Company incentive compensation awards to encourage superior performance and enhance the Company’s ability to attract and retain the services of individuals who are essential for its growth and profitability and to encourage them to devote their best efforts to advancing the Company’s business.

For further details on changes to the Plan subsequent to March 31, 2020, see Note 18 Subsequent Events.

Non-qualified Stock Options

On December 18, 2019, the Compensation Committee approved the granting of options to employees of the Company, including certain members of senior management to purchase an aggregate of 5.5 million common shares at an exercise price of $1.20 per share. The option awards vest in three equal annual installments on each December 18 (or first business day thereafter) commencing on December 18, 2020, provided that the recipient remains employed by the Company. The Company measured the option awards at their grant-date fair value utilizing the Black-Scholes model and will recognize stock compensation expense on a straight-line basis over the weighted-average service period, which is expected to be three years. The option awards expire no later than 10 years from the date of grant.

A rollforward of stock options as of March 31, 2020 is as follows:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Total outstanding at December 31, 2019	5,500,000	$0.34	$1.20
Options granted	—	—	—
Options exercisable	—	—	—
Options exercised	—	—	—
Options forfeited	(225,000)	0.34	1.20
Options expired	—	—	—

Total outstanding at March 31, 2020	5,275,000	$0.34	$1.20

For the three months ended March 31, 2020, non-cash stock compensation expense related to stock options was $0.2 million. As of March 31, 2020, total unrecognized compensation cost related to unvested stock options was $1.6 million, which the Company expects to recognize over the remaining weighted-average period of 2.7 years.

Assumptions used in calculating the fair value of the stock options granted are summarized below:

2019 Options Granted
Valuation assumptions:
Expected dividend yield	None
Expected volatility	23.41%
Expected term (years)	6.0
Risk-free interest rate	1.78%
Weighted average:
Exercise price per stock option	$1.20
Market price per share	$1.23
Weighted average fair value per stock option	$0.34

Phantom Unit and Restricted Unit Awards

A rollforward of phantom unit and restricted unit awards as of March 31, 2020 is as follows:

	Number of Phantom Unit and Restricted Unit Awards	Weighted Average Grant Date Fair Value
Total non-vested at December 31, 2019	559,218	$3.67
Units issued	18,518	1.08
Units vested	(46,875)	3.88
Units forfeited	—	—

Total non-vested at March 31, 2020	530,861	$3.56

For the three months ended March 31, 2020 and 2019, the Company recognized $0.2 million and $0.3 million, respectively, of non-cash stock compensation expense related to phantom unit and restricted unit awards into earnings. As of March 31, 2020, total unamortized compensation cost related to unvested restricted stock awards was $1.6 million, which the Company expects to recognize over the remaining weighted-average period of 2.25 years.